PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Dates of Grant and Exercise Prices (Details)	1 Months Ended
Aug. 31, 2010 USD ($)
Employee Benefits [Abstract]
Exercise prices (per option)	$ 91.98